INVENTORIES (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Jan. 01, 2017
Inventories [Abstract]
Amount of inventories recognized as an expense	$ 1,884.8	$ 1,810.3
Write-down of inventory to net realizable value	$ 18.0	$ 11.3